Expense Example - FidelityAdvisorValueLeadersFund-AMCIPRO - FidelityAdvisorValueLeadersFund-AMCIPRO - Fidelity Advisor Value Leaders Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor Value Leaders Fund - Class A
Expense Example:
1 year	$ 685
3 years	961
5 years	1,266
10 years	2,131
Fidelity Advisor Value Leaders Fund - Class C
Expense Example:
1 year	293
3 years	642
5 years	1,127
10 years	2,272
Fidelity Advisor Value Leaders Fund - Class M
Expense Example:
1 year	488
3 years	819
5 years	1,181
10 years	2,199
Fidelity Advisor Value Leaders Fund - Class I
Expense Example:
1 year	92
3 years	318
5 years	568
10 years	$ 1,285